Commitments And Contingencies	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments And Contingencies
NOTE 5. COMMITMENTS AND CONTINGENCIES
Registration and Shareholder Rights
The holders of Founder Shares, Private Placement Warrants, Forward Purchase Securities and warrants that may be issued upon conversion of Working Capital Loans, if any, are entitled to registration rights pursuant to a registration rights agreement. These holders will be entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement
The Company granted the underwriters a
45-day

option from the date of its prospectus to purchase up to 7,500,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters fully exercised the over-allotment option on August 17, 2020.
The underwriters were entitled to an underwriting discount of $0.20 per unit, or $11.5 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, the underwriters were entitled to a deferred underwriting commission of $0.35 per unit, or approximately $20.1 million in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Forward Purchase Agreements
The Company has entered into forward purchase

agreements (the “Forward Purchase Agreements”), pursuant to

which RedBird Series 2019, LP and RedBird Series 2019 GP
Co-Invest,
LP (each, a “Forward Purchase Party”), affiliates of the Sponsor, agreed to purchase an aggregate of $100.0 million of Class A ordinary shares (the “Forward Purchase Shares”) for $10.00 per share in private placements that will close simultaneously with the closing of the initial Business Combination. The Forward Purchase Shares will be identical to the Class A ordinary shares included in the Units sold in the Initial Public Offering, except the Forward Purchase Shares will be subject to transfer restrictions and certain registration rights. The funds from the sale of the Forward Purchase Shares may be used for expenses in connection with the initial Business Combination or as part of the consideration to the sellers in the initial Business Combination, and any excess funds may be used for the working capital needs of the post-transaction company. The Forward Purchase Agreements are subject to conditions, including each Forward Purchase Party giving the Company its written consent confirming its commitment to purchase the Forward Purchase Shares no later than five days after the Company notifies it of the board of directors’ intention to meet to consider entering into a definitive agreement for a proposed Business Combination. Each Forward Purchase Party may grant or withhold this consent entirely within its sole discretion. Accordingly, if each Forward Purchase Party does not consent, it will not be obligated to purchase the Forward Purchase Shares. In addition, the Company has the right, in its sole discretion, to reduce the amount of Forward Purchase Shares that each Forward Purchase Party may purchase pursuant to the Forward Purchase Agreements.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Initial Public Offering and/or search for a target company, the specific impact is not readily determinable as of the date of these unaudited condensed financial statements. The unaudited condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 6. COMMITMENTS AND CONTINGENCIES
Registration and Shareholder Rights
The holders of Founder Shares, Private Placement Warrants, Forward Purchase Securities and warrants that may be issued upon conversion of Working Capital Loans, if any, are entitled to registration rights pursuant to a registration rights agreement. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until the termination of the applicable lock-up
period for the securities to be registered. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the date of its prospectus to purchase up to 7,500,000 additional Units at the Initial Public Offering price less the underwriting discounts and commissions. The underwriters fully exercised the over-allotment option on August 17, 2020.
The underwriters were entitled to an underwriting discount of $0.20 per unit, or $11.5 million in the aggregate, paid upon the closing of the Initial Public Offering. In addition, the underwriters were entitled to a deferred underwriting commission of $0.35 per unit, or approximately $20.1 million in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Forward Purchase Agreements
The Company has entered into forward purchase agreements (the “Forward Purchase Agreements”), pursuant to which RedBird Series 2019, LP and RedBird Series 2019 GP
Co-Invest,
LP (each, a “Forward Purchase Party”), affiliates of the Sponsor, agreed to purchase an aggregate of $100.0 million of Class A ordinary shares (the “Forward Purchase Shares”) for $10.00 per share in private placements that will close simultaneously with the closing of the initial Business Combination. The Forward Purchase Shares will be identical to the Class A ordinary shares included in the Units sold in the Initial Public Offering, except the Forward Purchase Shares will be subject to transfer restrictions and certain registration rights. The funds from the sale of the Forward Purchase Shares may be used for expenses in connection with the initial Business Combination or as part of the consideration to the sellers in the initial Business Combination, and any excess funds may be used for the working capital needs of the post-transaction
company. The Forward Purchase Agreements are subject to conditions, including each Forward Purchase Party giving the Company its written consent confirming its commitment to purchase the Forward Purchase Shares no later than five days after the Company notifies it of the board of directors’ intention to meet to consider entering into a definitive agreement for a proposed Business Combination. Each Forward Purchase Party may grant or withhold this consent entirely within its sole discretion. Accordingly, if each Forward Purchase Party does not consent, it will not be obligated to purchase the Forward Purchase Shares. In addition, the Company has the right, in its sole discretion, to reduce the amount of Forward Purchase Shares that each Forward Purchase Party may purchase pursuant to the Forward Purchase Agreements.
Risks and Uncertainties
Management continues to

evaluate the impact of the
COVID-19
pandemic and has concluded that, while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statement. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.